STOCK-BASED COMPENSATION - Stock Options (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Stock Options
Outstanding, beginning (in shares) | shares	0
Granted after the Reverse Recapitalization (in shares) | shares	3,799,100
Exercised after the Reverse Recapitalization (in shares) | shares	0
Forfeited after the Reverse Recapitalization (in shares) | shares	(452,000)
Expired after the Reverse Recapitalization (in shares) | shares	0
Outstanding, ending (in shares) | shares	3,347,100
Vested and expected to vest (in shares) | shares	3,347,100
Exercisable (in shares) | shares	0
Weighted- Average Exercise Price Per Share
Outstanding, beginning, Weighted-Average Exercise Price Per Share (in dollars per share) | $ / shares	$ 0
Granted after the Reverse Recapitalization, Weighted-Average Exercise Price Per Share (in dollars per share) | $ / shares	11.2
Exercised after the Reverse Recapitalization, Weighted-Average Exercise Price Per Share (in dollars per share) | $ / shares	0
Forfeited after the Reverse Recapitalization, Weighted-Average Exercise Price Per Share (in dollars per share) | $ / shares	11.2
Expired after the Reverse Recapitalization, Weighted-Average Exercise Price Per Share (in dollars per share) | $ / shares	11.2
Outstanding, ending, Weighted-Average Exercise Price Per Share (in dollars per share) | $ / shares	11.2
Vested and expected to vest, Weighted-Average Exercise Price Per Share (in dollars per share) | $ / shares	11.2
Exercisable, Weighted-Average Exercise Price Per Share (in dollars per share) | $ / shares	$ 0
Stock Options Additional Disclosures
Outstanding, Weighted-Average Remaining Contractual Terms in Years	9 days 17 hours
Vested and expected to vest, Weighted-Average Remaining Contractual Terms in Years	9 days 17 hours
Outstanding, Aggregate Intrinsic Value | $	$ 0
Vested and expected to vest, Aggregate Intrinsic Value | $	0
Exercisable, Aggregate Intrinsic Value | $	$ 0